Organization and Business Description (Details) - Schedule of Cash Flow - VIP [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and Business Description (Details) - Schedule of Cash Flow [Line Items]
Net cash (used in) provided by operating activities	$ (3,320,442)	$ 2,314,408	$ 6,998,407
Net cash used in investing activities		(3,025,281)	(6,493,837)
Net cash provided by financing activities			$ 119,996